U.S. GLOBAL INVESTORS FUNDS


                         CHINA REGION OPPORTUNITY FUND

                                P.O. BOX 781234
                         SAN ANTONIO, TEXAS 78278-1234
                        1-800-US-FUNDS (1-800-873-8637)
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)
                        INTERNET: HTTP://WWW.USFUNDS.COM

                                   PROSPECTUS


                                NOVEMBER 1, 1996
                             AMENDED MARCH 26, 1997

This prospectus presents information that a prospective investor should know about the China Region Opportunity Fund (the "Fund"), a fund of U.S. Global Investors Funds (the "Trust"). The Fund is one of several diversified portfolios of the Trust, an open-end management investment company.

The objective of the Fund is to achieve capital appreciation by investing primarily in the China Region. THE FUND INVOLVES SPECULATIVE INVESTMENTS, SPECIAL RISKS, AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. (See "Risk Factors and Special Considerations.") Investors are responsible for determining whether or not an investment in the fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated November 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from U.S. Global Investors Funds upon written request at the address set forth above or by calling 1-800-US-FUNDS (1-800-873-8637).


                THESE SECURITIES HAVE NOT BEEN APPROVED OR DIS-
                  APPROVED BY THE SECURITIES AND EXCHANGE COM-
                   MISSION OR ANY STATE SECURITIES COMMISSION
                    NOR HAS THE SECURITIES AND EXCHANGE COM-
                     MISSION OR ANY STATE SECURITIES COMMIS-
                        SION PASSED UPON THE ACCURACY OR
                        ADEQUACY OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                        Page
                                        ----
SUMMARY OF FEES AND EXPENSES.........     2
FINANCIAL HIGHLIGHTS.................     4
INVESTMENT OBJECTIVES AND
  CONSIDERATIONS.....................     6
SECURITIES MARKETS...................     9
RISK FACTORS AND SPECIAL
  CONSIDERATIONS.....................    12
ADDITIONAL INVESTMENT PRACTICES......    14
FUTURES CONTRACTS AND OPTIONS........    16
HOW TO PURCHASE SHARES...............    18
HOW TO EXCHANGE SHARES...............    21
HOW TO REDEEM SHARES.................    23
HOW SHARES ARE VALUED................    27
DIVIDENDS AND TAXES..................    28
THE TRUST............................    32
MANAGEMENT OF THE FUND...............    32
PERFORMANCE INFORMATION..............    35

                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load..............   None
     Redemption Fee (on the
       redemption or exchange of
       shares held less than 180
       days).........................      1%
     Administrative Exchange Fee.....      $5
     Account Closing Fee (does not
       apply to exchanges)...........     $10
ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)(1)
     Management Fees (net of waivers and reimbursements).. 0.34% (2)
     12b-1 Fees......................   None
     Other Expenses..................   1.18% (2)
     Transfer Agency Fees............   0.58%
     Accounting Services Fees........   0.15%
     Total Fund Operating Expenses
       (net of waivers and
       reimbursements)...............   2.25% (2)

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement plan accounts, if an account balance falls, for any reason other than market fluctuations, below $1,000 at any time during a month, that account will be subject to a monthly small account charge of $5. (See "Small Accounts.")

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be charged more.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES(1):

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

1 year...............................  $      33
3 years..............................  $      85

Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than this illustration implies. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses and the Hypothetical Example are based on each Fund's historical expenses. Management fees, transfer agency fees, and accounting service fees are paid to U.S. Global Investors, Inc. (the "Advisor") and its wholly owned subsidiary. Please refer to the section entitled "Management of the Fund" for further information.


(2) The Advisor has guaranteed that total fund operating expenses (as a percentage of average net assets) will not exceed 2.25% on an annualized basis through June 30, 1997, and until such later date as the Advisor determines. Based on actual operating expenses of the Fund for the year ended June 30, 1996, and subject to expense limitations imposed by the state of California, the annualized management, transfer agency, accounting fees and other expenses would have been 0.63%, 0.58%, 0.15%, and 1.18%, respectively, for total fund operating expenses of 2.54%, in light of the state of California expense limitation.

                              FINANCIAL HIGHLIGHTS
                         CHINA REGION OPPORTUNITY FUND

The following per share data and ratios for a share of beneficial interest outstanding throughout the period February 10, 1994, effective date of original registration statement, to June 30, 1994 and the years ended June 30, 1995 and 1996 has been audited by Price Waterhouse LLP, the Fund's Independent Accountants, whose report therein is included in the Fund's 1996 Annual Report to Shareholders and is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report. The SAI and the Annual Report may be obtained without charge.

                                       YEAR ENDED JUNE 30,    PERIOD ENDING
                                       --------------------     JUNE 30,
                                         1996       1995         1994(A)
                                       ---------  ---------   -------------
Per Share Operating Performance:
  Net asset value, beginning of
     period..........................  $    6.67       7.75         9.92
                                       ---------  ---------   -------------
  Net investment income(b)...........        .08        .10          .04
  Net realized and unrealized gain
     (loss) on investments(c)........       (.21)     (1.09)       (2.17)
                                       ---------  ---------   -------------
       Total from investment
          operations.................       (.13)      (.99)       (2.13)
                                       ---------  ---------   -------------
  Less dividends and distributions:
     Dividends from net investment
       income........................       (.08)      (.09)        (.04)
     Dividends in excess of net
       investment income(d)..........       (.02)        --           --
     Distributions from net realized
       gain..........................         --         --           --
                                       ---------  ---------   -------------
       Total dividends and
          distributions..............       (.10)      (.09)        (.04)
                                       ---------  ---------   -------------
  Net asset value, end of period.....  $    6.44       6.67         7.75
                                       =========  =========   =============
Total Investment Return(e):..........      (2.07)%    (12.79)     (21.48)*
Ratios/Supplemental Data:
  Net assets, end of period (in
     thousands)......................  $  20,967     19,022        7,655
  Ratio of expenses to average net
     assets..........................       2.15 (g)      1.95       1.88(f)
  Ratio of net income to average net
     assets..........................       1.24 (g)      1.53       1.51(f)
  Portfolio turnover rate............      36.65%     53.64        13.11(f)
Average commission rate paid(h)......  $  0.0028         NA           NA

* Total Investment Return is not annualized.

                                                   (FOOTNOTES ON FOLLOWING PAGE)

(a) For the period from February 10, 1994, effective date of original registration statement, to June 30, 1994.

(b)  Net of expense reimbursements.

(c)  Includes the effect of capital share transactions throughout the year.

(d) Distributions in excess of net investment income and net realized gains and tax returns of capital are presented in accordance with SOP 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies, which was first implemented by the Funds in fiscal 1993. Information for prior years has not been restated.

(e)  Total return does not reflect the effect of account fees.

(f) Annualized; the ratios are not necessarily indicative of twelve months of operations.

(g) Expense ratio is net of expense reimbursement or fee waivers by the Advisor. Had such reimbursements not been made, the expense ratio subject to the most restrictive state limitation would have been 2.60% and the net investment income ratio would have been 0.79%.

(h) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This information was not required prior to 1996.

                    INVESTMENT OBJECTIVES AND CONSIDERATIONS

The investment objective of the Fund is to achieve capital appreciation by investing primarily in business associations in the People's Republic of China (the "PRC" or "China"), Hong Kong, Taiwan, Korea, Singapore, Thailand and Malaysia (collectively, the "China Region"). Investment in the Fund involves a high degree of risk, and there can be no assurance that the Fund will achieve its objective. The Fund's objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any material change in the Fund's objective. The Fund is not intended to be a complete investment program, and a prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares.

INVESTMENTS

The Fund will invest in equity securities (listed or traded over-the-counter) of China Region companies through the Shenzhen Stock Exchange, the Shanghai Stock Exchange and the Hong Kong Stock Exchange, as well as other authorized stock exchanges in China. The Fund will also invest in the securities of companies that have business associations in China which are listed on authorized stock exchanges in the China Region.

At least 65% of the Fund's assets will be invested in equity securities issued by China Region companies that (1) are organized under the laws of the countries within the China Region, or (2) have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China Region countries.

There are currently two officially recognized securities exchanges in China - the Shanghai Stock Exchange which opened in December 1990 and the Shenzhen Stock Exchange which opened in July 1991. Shares traded on these Exchanges are of two types - "A" shares which can be traded only by Chinese investors and "B" shares which can be traded only by individuals and corporations not residents of China. The settlement period for "B" share trades is the same in Shenzhen and Shanghai. Settlements are effected on the third business day after the transaction. As of June 1996, seventeen companies were authorized to issue what are called "H" shares which trade in Hong Kong and may be purchased by anyone.

The Fund will invest in both new and existing enterprises registered and operating in China. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. It is not the intention of the Fund to limit its investments to Shenzhen and Shanghai alone. In addition to other provinces and municipalities, investment opportunities will also be sought in China's five Special Economic Zones (SEZs) and in the Economic and Technical Development Zones (ETDZs) of the fourteen coastal cities. While portfolio companies may be geographically dispersed, it is anticipated that the trading activities of the Fund in PRC securities will be focused in the authorized China securities markets and, in particular, the Hong Kong, Shenzhen and Shanghai Stock Exchanges.

The Fund will invest primarily in securities which are listed or otherwise traded by authorized brokers and other entities and will focus its investments on equities and quasi-equity securities. Quasi-equity securities may include, for example: warrants or similar rights, other financial instruments with substantial equity characteristics, such as debt securities convertible into equity securities.

Although the Fund expects to invest primarily in listed securities of established companies, it may, subject to local investment limitations, invest in unlisted securities of China companies and companies that have business associations in China, including investments in new and early stage companies. This may include direct equity investments. Such investments may involve a high degree of business and financial risk. Because of the absence of any trading markets for these investments, the Fund may find itself unable to liquidate such securities in a timely fashion, especially in the event of negative news regarding the specific securities or the China markets in general. Such securities could decline significantly in value prior to the Fund's being able to liquidate such securities. In addition to financial and business risks, issues whose securities are not listed will not be subject to the same disclosure requirements applicable to issuers whose securities are listed.

The Fund will not invest more than 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to contractual or legal restrictions on resale or due to other factors which, in the Advisor's opinion, raise a question concerning the Fund's ability to liquidate the securities in a timely and orderly fashion without substantial loss.

ADRS AND GDRS

The Fund may also invest in sponsored or unsponsored American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") representing shares of companies located in the China Region. ADRs are depository receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the Fund's investment policies, the Fund's investments in depository receipts will be deemed to be investments in the underlying securities.

TEMPORARY DEFENSIVE INVESTMENT

For temporary defensive purposes during periods which, in the Advisor's opinion, present the Fund with adverse changes in the economic, political or securities markets of the China Region, the Fund may seek to protect the capital value of the Fund's assets by temporarily investing up to 100% of its assets in:

(1) money market instruments, deposits or such other investment grade short-term investments in the local China Region currencies as are considered appropriate at the time;

(2) U.S. Government bills, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or

(3) repurchase agreements as described herein.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities.

In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

CLOSED-END INVESTMENT COMPANIES

The Fund may also invest in the securities of closed-end investment companies with investment policies similar to those of the Fund, provided its investments in these securities do not exceed 3% of the total voting stock of any such closed-end investment company and do not, in the aggregate, exceed 10% of the Fund's total assets. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund.

PORTFOLIO TURNOVER

It is the policy of the Fund to seek capital appreciation. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor, such transactions are advisable. For the year ended June 30, 1996, the Fund's portfolio turnover ratio was 36.65%.

                               SECURITIES MARKETS

CHINA

The People's Bank of China is officially responsible for managing the stock markets, regulating all trading and settlement and approving all issues of new securities. The Shanghai and Shenzhen Stock Exchanges are highly automated with trading and settlement executed electronically.

Considerable autonomy has been given to local offices of the State Commission of Economic System Reform in developing securities markets. They are charged with identifying suitable companies for listing based on whether the companies have:
(1) products which are competitive in world markets, providing the ability to export and earn foreign currency; (2) strong management; (3) a successful history over at least five years, with profits in the last three years; and, (4) a clearly defined project requiring foreign financing to introduce new equipment or technology.

In early 1993 the Securities Regulatory Commission was created which has many of the attributes of our United States Securities and Exchange Commission. Another control on the quality of "B" share issues is the requirement of an audit in accordance with international accounting guidelines.

China passed its first Joint Venture Law in 1979, signaling the opening of the Chinese economy to the outside world. With the implementation of the "Open Door" policy in the 1980s, China established a number of special investment zones which offer a variety of investment incentives to foreign businesses, including preferential tax treatment. These special investment areas include: five SEZs (i.e., Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and the entire Hainan Province); fourteen coastal cities as "open zones;" twenty-seven High and New Technology Industrial Development Zones; and the Pudong New Area in Shanghai. Establishment of these zones and other economic reform policies have resulted in a steady inflow of foreign investment, which boosted China's economic growth rate to an average of 10% per annum during the 1980s.

In 1991, China approved more than 12,000 foreign invested enterprises with total contractual value of $12 billion, the highest number since the Open Door Policy started and representing an increase of 46% over 1990. In 1992 approved foreign investments in China increased dramatically to $58 billion, up 483% from 1991. In 1993 approved foreign investments in China reached $100 billion. While Hong Kong continues to be the leading source of foreign investment, investments from Taiwan, South Korea, the United States and Japan have increased significantly. With recent renewed momentum for further economic reform, foreign invested enterprises are expected to play an increasingly important role in China's economy.

Investing in China involves risks and special considerations as discussed in the prospectus in the section entitled, "Risk Factors and Special Considerations."

HONG KONG

Sovereignty over Hong Kong will be transferred from Great Britain to the PRC on July 1, 1997, at which time Hong Kong will become a Special Administrative Region ("SAR") of the PRC. Under the agreement providing for such transfer (known as the "Joint Declaration") and the PRC law implementing its commitments thereunder (the "Basic Law"), the current social and economic systems in Hong Kong are to remain unchanged for at least 50 years, and Hong Kong is to enjoy a high degree of autonomy except in foreign and defense affairs. The SAR will be vested with executive, legislative and judicial power. Laws currently in force, as they may be amended by the SAR Legislature, are to remain in force except to the extent they contravene the Basic Law. The PRC may not levy taxes on the SAR, the Hong Kong dollar is to remain fully convertible, and Hong Kong is to remain a free port. Under the terms of the Basic Law, Hong Kong's current social freedoms, including freedoms of speech, press, assembly, travel, and religion, are not to be affected. It is not clear how future developments in Hong Kong and China may affect the implementation of the Basic Law after the transfer of sovereignty in 1997.

It is to be expected that the Hong Kong stock market will remain volatile in response to prevailing perceptions of political developments in China. Foreign enterprises are treated virtually the same as domestic enterprises and there are no restrictions on exchange of foreign currencies or on the repatriation of profits. Import and export licenses are easy to obtain. There are no exchange controls, investment restrictions or dividend withholding taxes. However, currently there are no laws in Hong Kong which specifically protect foreign investors against expropriation.

Hong Kong's economic and political integration with China will officially occur in less than one year when sovereignty over Hong Kong is transferred to

China on July 1, 1997. Hong Kong's role as the gateway to China for trade is growing. Hong Kong is China's largest market, as well as its largest supplier. Hong Kong is widely acknowledged to account for a significant portion of foreign investment in China, although it is difficult to determine the portion of Hong Kong's investments attributable to Hong Kong-based subsidiaries of foreign multi-national companies.

TAIWAN

The Taiwan Stock Exchange (the "TSE"), the sole stock exchange in Taiwan, is owned by government-controlled enterprises and private banks. In 1968, the Securities and Exchange Law was passed and, since that time, the Taiwan securities market has been regulated by the Taiwan Securities and Exchange Commission (the "TSEC") which, in turn, is supervised by the Ministry of Finance (the "MOF"). The Central Bank of China (the "CBC") is also responsible for supervising certain aspects of the Taiwan securities market.

While, historically, foreign individual investors have not been permitted to invest directly in securities listed on the TSE, since 1990 certain foreign institutional investors have been permitted access to the Taiwan securities market. Currently, foreign institutional investors which meet certain guidelines promulgated by the TSEC and which are also approved by the TSEC, the MOF and the CBC, will be permitted to invest in TSE listed securities. However, qualifying foreign institutional investors (such as the Fund) may not own more than 5% of the shares of a company listed on the TSE, and the total foreign ownership of any listed company may not exceed 10%. In addition, the Taiwanese government prohibits foreign investment in certain industries including transportation and energy companies. Furthermore, Taiwan imposes an overall country limit on investment and requires a long-term commitment. The Fund's Management believes that over time restrictions on investments in Taiwan may ease to permit greater and more flexible investment in Taiwanese securities.

The political reunification of China and Taiwan is a highly problematic issue that may not be settled in the near future. Taiwan's economic interaction with China can take place only through indirect channels (generally via Hong Kong) due to the official prohibitions on direct trade between the PRC and Taiwan. Nevertheless, in fewer than four years, Taiwan has become a significant investor in China and China has become one of the largest markets for Taiwanese goods.

EXCHANGE CONTROL

PRC currency, the Renminbi ("RNB"), is not freely convertible. The exchange rate of RNB against foreign currencies is regulated and published daily by the State Administration of Exchange Control ("SAEC"). In 1986, to help solve the foreign exchange problems of foreign investors, China established Foreign

Exchange Adjustment Centers, commonly referred to as "swap centers," in various cities. These swap centers provide an official forum where foreign invested enterprises may, under the supervision and control of SAEC and its branch offices, engage in mutual adjustment of their foreign exchange surpluses and shortfalls. More recently, regulations have been relaxed to allow Chinese state enterprises and individuals to participate in foreign exchange swap transactions. Trading of RNB and foreign currencies at the swap centers is conducted at a rate determined by supply and demand rather than at the official exchange rate. Such market exchange rates can be highly volatile and are subject to sharp fluctuations depending on market conditions.

The Fund may use official or market rates of exchange in connection with portfolio transactions and net asset value determinations consistent with prevailing practices in the relevant markets or locations, except that the Fund will not use any exchange rate if the effect of such use would be to restrict repatriation of assets.

No exchange control approval is required for the Fund to acquire "B" shares listed on stock exchanges. Dividends and/or proceeds from the sale of securities purchased by the Fund in listed China companies may be remitted outside China, subject to payment of any relevant taxes and completion of the requisite formalities.

Shanghai securities are now being quoted in U.S. dollars and Shenzhen securities are now being quoted in Hong Kong dollars.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in China, Hong Kong, Taiwan and other China Region countries involves certain risks and special considerations not typically associated with investing in other more established economies or securities markets. INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE FOLLOWING RISKS BEFORE MAKING AN INVESTMENT IN THE FUND. AN INVESTMENT IN SHARES OF THE FUND SHOULD BE CONSIDERED SPECULATIVE AND THUS MAY NOT BE APPROPRIATE FOR ALL INVESTORS. SINCE AN INVESTMENT IN THE FUND INVOLVES THE RISK OF TOTAL LOSS, AN INVESTMENT IN SHARES OF THE FUND SHOULD NOT BE CONSIDERED A COMPLETE INVESTMENT PROGRAM. Such risks include:

(1) the risk that China remains a totalitarian society and changes regarding foreign investment in China may be imposed without notice. In this event, the Fund's assets would be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that China Region securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations.

Foreigners can only invest in "B" shares, and there are currently a very limited number of China companies that issue "B" shares. The relatively small market capitalization and trading volume of China Region securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. In particular, China's markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms which are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) dependency on exports and corresponding importance of international trade;

(5) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China;

(6) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(7) higher rates of inflation;

(8) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for United States dollars;

(9) greater governmental involvement in and control over the economy;

(10) the risk that the China government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the completely centrally planned economy that existed prior to 1978;

(11) the fact that China companies may be smaller, less seasoned and newly organized;

(12) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China;

(13) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices which do not reflect traditional measures of value;

(14) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies;

(15) less extensive regulation of the securities markets;

(16) certain considerations regarding the maintenance of Fund portfolio securities and cash with foreign subcustodians and securities depositories;

(17) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(18) the fact that following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the China government will not take similar action in the future;

(19) the fact that stock corporations are a relatively new concept in China. China does not have a well developed, consolidated body of securities laws or laws governing corporations or joint stock companies. Laws regarding fiduciary duties of officers and directors and the protection of investors are in the early stages of development and existing laws do not cover all contingencies;

(20) the risk that the Fund may be subject to income or withholding taxes imposed by China, Hong Kong, Taiwan, or other foreign governments. The Fund intends to elect, and when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders; or

(21) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest.

                        ADDITIONAL INVESTMENT PRACTICES

BORROWING

As a fundamental policy which cannot be changed without a vote by shareholders, the Fund may borrow from a bank up to a limit of 5% of its total assets for temporary or emergency purposes; and, it may borrow up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. Such borrowing is intended only as a temporary solution until securities can be sold in an orderly fashion. To the extent that the Fund borrows money prior to selling securities, the Fund may be leveraged. At such times, the

Fund may appreciate or depreciate in value more rapidly than an unleveraged portfolio. The Fund will repay any money borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. This is a fundamental policy which cannot be changed without a vote by shareholders. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will restrict liquid securities in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

PORTFOLIO CONCENTRATION

As a fundamental policy which cannot be changed without a vote of shareholders, the Fund will not invest more than 25% of its total assets in securities issued by any single industry or government (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities).

PORTFOLIO DIVERSIFICATION

The Fund will not purchase the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets and as a result of such purchase (a) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, or
(b) the Fund would hold more than 10% of the outstanding voting securities of such issuer.

                         FUTURES CONTRACTS AND OPTIONS

For hedging purposes only, the Fund may use futures contracts and options on individual securities or futures contracts to hedge its portfolio against a decline in market prices, to remain more fully invested until the Fund can make suitable investments in individual equity securities, or to defend the portfolio against currency fluctuations. There can be no assurance that the Fund will be successful in achieving these goals, and the use of futures contracts and options may limit the Fund's market appreciation or result in capital losses. The Fund is not obligated to use either futures contracts or options. See "Foreign Currency Transactions" in the Statement of Additional Information.

A futures contract is an agreement between two parties to buy or sell a specified security at a set price on a set future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a set future date.

The Fund may sell futures contracts to hedge its portfolio against market declines or purchase futures contracts to remain more fully invested. When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security index or currency fluctuates, either party to the contract is required to make additional margin payments known as "variation margin," to cover an additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with applicable law. See "Segregated Assets and Covered Portfolios" in the Statement of Additional Information.

A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price called the "strike price." The Fund will realize a gain from the exercise of a call option if, during the option period, the price of the security or futures contract increases by an amount greater than the premium paid. The Fund will realize a loss equal to all or part of the premium paid for the option if the price of the security or futures contract decreases or does not increase by more than the premium.

Selling a call option on an individual security or futures contract which the Fund owns is known as writing a covered call. If the price of the hedged security or futures contract should fall or remain below the strike price, the Fund will not be called upon to deliver the security or make a cash payment, and the Fund will retain the premium received for the option as additional income. This additional income may offset any decline in the value of the security or futures contract up to the amount of the premium received. If the price of the hedged security or futures contract rises or remains above the strike price of the option, the Fund will generally be called upon to deliver the security or make a cash payment. This will prevent the Fund from benefiting from any gain on the security or futures contract. See "Segregated Assets and Covered
Positions" in the Statement of Additional Information.

A put option gives the buyer of the option, upon payment of a premium, the right to sell a security or futures contract to the writer of the option on or before a fixed date at a predetermined price. The Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security or futures contract declines by an amount greater than the premium paid. The Fund will realize a loss equal to all or part of the premium paid for the option if the price of the security or futures contract increases or does not decrease by more than the premium.

The Fund may sell a put option to earn premium income with the intent to buy the underlying security or futures contract if the market price should fall. If the price of the underlying security or futures contract should rise or remain above the strike price, the Fund will retain the premium received for the option as additional income. If the price of the underlying security or futures contract falls or remains below the strike price of the option, the Fund will generally be called upon to take delivery of the underlying security or make a cash payment. This may cause the Fund to pay a higher price for the security or futures contract than the current market price or to suffer a loss.

The Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option bought by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premium paid or received for the original option and the closing transaction. The Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

The Fund will buy and sell only options listed on a securities exchange. The Fund will not buy any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. The Fund will not write any call options if, immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 25% of the value of the Fund's total assets.

                             HOW TO PURCHASE SHARES

The minimum initial investment is $1,000 for regular accounts or $50 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) is $100, and the minimum subsequent investment pursuant to such a plan is $30 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates. Management may waive minimum initial or subsequent investment requirements for purchases made through qualifying broker-dealers or certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check or money order, made payable to the Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance portion of your confirmation statement or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund as it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted; and the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-US-FUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in U.S. Global Investors Funds by wiring funds. To do so, call 1-800-873-8637 for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLANT

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing U.S. Global Investors Funds to draw on your money market or bank account monthly for a minimum of $30 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Investors Funds without requiring a $1,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund or you could inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan anytime by letter received by U.S. Global Investors Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. U.S. Global Investors Funds reserves the right to reject any application or investment. Orders received by the Fund's transfer agent or a sub-agent before 4:00 p.m. Eastern Time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20 and you will be responsible for any loss incurred by the Trust with respect to cancelling the purchase.

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Investors Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Fund's transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the transfer agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year end.

CERTIFICATES

When you open your account, U.S. Global Investors Funds will send you a confirmation statement, which will be your evidence that you have opened an account with U.S. Global Investors Funds. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. The Fund does not issue certificates.

                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any of the other funds in the U.S. Global Investors family of funds which are registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves a trade-off between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.

            HIGH REWARD   China Region Opportunity Fund
              HIGH RISK   Regent Eastern European Fund
                          U.S. Gold Shares Fund
                          U.S. World Gold Fund
                          U.S. Global Resources Fund
                          Adrian Day Global Opportunity Fund
                          Bonnel Growth Fund
        MODERATE REWARD   U.S. Real Estate Fund
          MODERATE RISK   U.S. All American Equity Fund
                          MegaTrends Fund
                          U.S. Income Fund
                          U.S. Tax Free Fund
                          United Services Near-Term Tax Free Fund
             LOW REWARD   U.S. Government Securities Savings Fund
               LOW RISK   U.S. Treasury Securities Cash Fund

If  you  have   additional   questions,   one  of  our   professional   investor
representatives will personally assist you. Call 1-800-US-FUNDS.

BY TELEPHONE

You will automatically have the privilege to direct U.S. Global Investors Funds to exchange your shares by calling toll free 1-800-US-FUNDS (1-800-873-8637). In connection with such exchanges neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations and tape recording conversations); and if either party does not, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct U.S. Global Investors Funds in writing to exchange your shares between identically registered accounts in the U.S. Global Investors family of funds. The request must be signed exactly as the name appears in the registration. (Read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) There is a $5 charge that is paid to United Shareholder Services, Inc. ("USSI" or the "Transfer Agent"), for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. The exchange fee is charged to cover administrative costs associated with handling these exchanges.

(2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will be delayed until proceeds from the redemption are invested. Separate Fund shares will be priced at their net asset value at the time of purchase. During the period after redemption and prior to purchase, you will not be invested in either the Fund or the Separate Fund. You will be notified immediately if the purchase of Separate Fund shares will be delayed.

(3) Shares may not be exchanged unless you have furnished U.S. Global Investors Funds with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

(4) Exchanges out of U.S. Global Investors Funds equity funds of shares held less than 180 days are subject to the redemption fee. (See "Redemption Fee Paid to Fund.")

(5) The exchange privilege may be terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Redemption requests received in proper order by the Fund's transfer agent or a sub-agent before 4:00 p.m. Eastern Time, Monday through Friday exclusive of business holidays will receive the share price next computed after receipt of the request.

BY MAIL


Your written request for redemption, to be in "proper order," requires delivery to the transfer agent of:

(1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

(2) signature guarantees when required; and,

(3) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the transfer agent. (Read "Additional Information About Redemptions.")

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global Investors treasury money market fund ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See
"How to Exchange Shares" for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 for more information concerning telephone redemption and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-873-8637. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed or if proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (i) include the statement "Signature(s) Guaranteed"; (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with guarantor, and (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wire charges will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders. The power to redeem existing accounts will be exercised in light of the Trustees' fiduciary duties and in conformance with Massachusetts law. The Trust will not redeem an existing account solely to prevent the legitimate exercise of a shareholder's rights.

Although the Fund normally expects to make payments in cash, the Fund reserves the right, subject to compliance with applicable regulations, to require shareholders to accept as redemption proceeds securities held in the Fund's portfolio. The Fund will only exercise this right if it is required under the Investment Company Act of 1940 to redeem shares and if the Fund is unable to liquidate securities in its portfolio due to an inability to access the market in which they trade. In that case it is likely that the shareholder would also be unable to convert such securities into cash. The shareholder could incur brokerage or other charges in converting the securities to cash. The Fund will at all times endeavor to treat shareholders in a fair manner and to give each shareholder as much as possible a proportionate distribution of the various securities held in the Fund. Such may not be possible in light of laws and restrictions in force in the country or countries where such shares were issued.

REDEMPTION FEE PAID TO FUND

A redemption fee of 1% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than 180 calendar days. The redemption fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as on Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting which is based upon the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to any involuntarily redeemed account.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month. The charge will first be deducted from dividend and distribution amounts to be paid during the month. If dividends and distributions are insufficient, then sufficient shares will be involuntarily redeemed from an account to make up the difference. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equitably among shareholders.

As a special service for small investors, active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

In order to reduce expenses of the Fund, the Trust may involuntarily redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee or redemption fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include:

(1) payroll deduction plans, including military allotments;

(2) custodial accounts for minors;

(3) a flexible, systematic withdrawal plan; and

(4) various retirement plans such as IRA, 403(b)(7), 401(k) and employer-adopted defined contribution (profit sharing) plans.

Application forms and brochures describing these plans and services can be obtained from the transfer agent by calling 1-800-US-FUNDS (1-800-873-8637).

There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company ("ST&FC"), a wholly owned subsidiary of the Advisor, acts as custodian. If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption or exchange, it will be deducted from the shareholder's account.

SHAREHOLDER SERVICES

United Shareholder Services, Inc., a wholly owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-US-FUNDS for prompt service on any questions about your account.

24-HOUR ACCOUNT INFORMATION

Shareholders can also access 24 hours a day current information on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.

                             HOW SHARES ARE VALUED

Shares of the Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. The net asset value per share of the Fund is calculated separately by USSI. Net asset value per share is determined and orders become effective as of 4:00 p.m. Eastern Time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of the Fund by the total number of shares of the Fund outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (a market other than those in the United States or Canada), either on an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (a market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

Portfolio securities which are traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by Management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                              DIVIDENDS AND TAXES

UNITED STATES TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares; or (3) all income dividend and capital gain distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund expects to distribute substantially all of its net investment income, if any, and any net realized capital gains at least once each year.

Mutual funds are potentially subject to a nondeductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70 percent dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his shares.

Each January, the Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70 percent dividends received deduction available to corporations.

There is a possibility that China exchange control regulations may restrict or limit the ability of the Fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders. Any such restrictions or limitations could impact the Fund's ability to meet the distribution requirements described above.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.

FOREIGN TAXES

Income received by the Fund from sources within China and any other countries in which the issuers of securities purchased by the Fund are located may be subject to withholding and other taxes imposed by such countries.

If the Fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the Fund's shareholders the amount of such foreign income and withholding taxes paid by the Fund. Pursuant to this election a shareholder will be required to:
(1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                   THE TRUST

U.S. Global Investors Funds (the "Trust") is an open-end management investment company, consisting of numerous separate, diversified portfolios, each of which has its own investment objectives and policies. The portfolios are designed to serve a wide range of investor needs.

The Trust was formed on July 31, 1984, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company which is authorized to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any series into classes. Shares of numerous series have been authorized. The Board of Trustees of the Trust has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement (the
"Master Trust Agreement"), no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trustees will be a self-perpetuating body and will continue their positions until they resign, die or are removed by a written instrument signed by a least two-thirds of the Trustees, by vote of shareholders holding not less than two-thirds of the shares then outstanding of the Trust cast at any meeting called for that purpose, or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             MANAGEMENT OF THE FUND

TRUSTEES

The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated October 26, 1989, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes, Chief Executive Officer and Chairman of the Board of Directors of the Advisor, as well as President and Trustee of the Trust, has since October 1989, owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968.

The Advisor provides to the Trust, and to each of the portfolios within the Trust, management and investment advisory services. The Advisor furnishes an investment program for each of the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of each of the Funds. Mr. Bin Shi is responsible for the day-to-day management of the Fund's portfolio. Mr. Shi has been the portfolio manager since January, 1996. A native of Shanghai, China, Mr. Shi joined the Advisor in January of 1994 to assist the investment division by providing fundamental stock analysis for the China Fund. Prior to his association with USGI, Mr. Shi earned a masters degree with a concentration in finance and accounting from Tulane University. Mr. Shi is also a graduate of the prestigious Fudan University in Shanghai, China.

Investment decisions for the funds are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

Advisor investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

Notwithstanding the following description of fees and other expenses, the Advisor has voluntarily guaranteed that Total Fund Operating Expenses (as a percentage of net assets) for the China Region Opportunity Fund will not exceed 2.25% on an annualized basis through June 30, 1997 and until such later date as the Advisor determines.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a management fee equal to 1.25% of the Fund's average net assets ( 1/12 of 1.25% monthly). While this management fee is higher than that of most other mutual funds, it is comparable to management fees charged by other mutual funds with similar investment policies. For the year ended June 30, 1996, the Fund paid the Advisor 0.31% of average net assets due to the Advisor's guarantee.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

The Transfer Agency Agreement with the Trust provides for each Fund to pay USSI an annual fee of $23.00 per account ( 1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the transfer agent, each Fund shall pay to the transfer agent a monthly fee equal to one-twelfth ( 1/12) of 12.5 basis points (.00125) of the value of the shares of the Funds held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust share at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the transfer agent. For the year ended June 30, 1996, the Fund paid USSI a total of $110,732 for transfer agency, lockbox and printing fees due USSI.

The transfer agent performs bookkeeping and accounting services and determines the daily net asset value for the Fund for a fee based upon assets and subject to an annual minimum fee of $35,000.

Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund, which reimbursement is subject to the Advisor's assumption of expenses for the Fund.

The Trust pays all other expenses for its operations and activities. The Fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and Trustee meetings, and expenses for preparing, printing, and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices as reported in various periodicals. Performance comparisons should not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized."
That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges which are billed directly to shareholders. Such charges include: 1% redemption fee, $5 administrative exchange fee, $10 account closing fee, and $5 per month small account fee. These charges have a greater proportional impact on smaller accounts than on larger accounts. Therefore, the effective standard total return and yield results experienced by any given shareholder may be less than the return or yield advertised due to these charges.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          U.S. GLOBAL INVESTORS FUNDS

                          SHARES OF THE FUND ARE SOLD
                               AT NET ASSET VALUE
                    WITHOUT SALES COMMISSIONS OR 12B-1 FEES


                         China Region Opportunity Fund


                               INVESTMENT ADVISOR
                          U.S. Global Investors, Inc.
                              7900 Callaghan Road
                            San Antonio, Texas 78229

                                 TRANSFER AGENT
                       United Shareholder Services, Inc.
                                P.O. Box 781234
                         San Antonio, Texas 78278-1234

                                   CUSTODIAN
                             Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                         One Riverwalk Place, Suite 900
                            San Antonio, Texas 78205

                                  100% No Load

                       Be Sure to Retain This Prospectus.
                       It Contains Valuable Information.

================================================================================


                          U.S. GLOBAL INVESTORS FUNDS


               U.S. GOLD SHARES FUND, U.S. GLOBAL RESOURCES FUND,
                              U.S. WORLD GOLD FUND

                                P.O. BOX 781234
                         SAN ANTONIO, TEXAS 78278-1234
                        1-800-873-8637 (1-800-US-FUNDS)
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)
                        INTERNET: HTTP://WWW.USFUNDS.COM

                                   PROSPECTUS


                                NOVEMBER 1, 1996
                             AMENDED MARCH 27, 1997

This prospectus presents information that a prospective investor should know about the U.S. Gold Shares Fund, the U.S. Global Resources Fund and the U.S. World Gold Fund, three no-load mutual funds (the "Fund(s)") of U.S. Global Investors Funds (the "Trust"). Each Fund has a different investment objective and is designed to meet different investment needs. SOME OF THESE FUNDS INVOLVE SPECIAL RISKS AND ARE HIGHLY SPECULATIVE. EACH OF THE FUNDS MAY INVEST UP TO 10% OF THE VALUE OF THEIR RESPECTIVE NET ASSETS IN RESTRICTED SECURITIES. (SEE SECTION ENTITLED "SPECIAL RISKS.") SHARES OF THE TRUST ARE NOT INSURED, GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY AGENCY OR OFFICER THEREOF. Investors are responsible for determining whether or not an investment in the fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated November 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available free from U.S. Global Investors Funds upon written request at the address set forth above or by calling 1-800-873-8637.


                THESE SECURITIES HAVE NOT BEEN APPROVED OR DIS-
                  APPROVED BY THE SECURITIES AND EXCHANGE COM-
                   MISSION OR ANY STATE SECURITIES COMMISSION
                    NOR HAS THE SECURITIES AND EXCHANGE COM-
                     MISSION OR ANY STATE SECURITIES COMMIS-
                        SION PASSED UPON THE ACCURACY OR
                        ADEQUACY OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
SUMMARY OF FEES AND EXPENSES.........     2
FINANCIAL HIGHLIGHTS.................     4
INVESTMENT OBJECTIVES AND
  CONSIDERATIONS.....................     8
  U.S. Gold Shares Fund..............     8
  U.S. Global Resources Fund.........     8
  U.S. World Gold Fund...............     9
COMMON INVESTMENT POLICIES...........     9
SPECIAL RISKS........................    11
HOW TO PURCHASE SHARES...............    14
HOW TO EXCHANGE SHARES...............    17
HOW TO REDEEM SHARES.................    19
HOW SHARES ARE VALUED................    24
DIVIDENDS AND TAXES..................    25
THE TRUST............................    27
MANAGEMENT OF THE FUNDS..............    27
PERFORMANCE INFORMATION..............    29

                          SUMMARY OF FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets for each Fund for the year ended June 30, 1996, is provided to assist you in understanding the various costs and expenses a shareholder in each respective Fund could bear directly and indirectly.

                                        GOLD      GLOBAL      WORLD
                                        SHARES   RESOURCES    GOLD
                                        FUND       FUND       FUND
                                        -----    ---------    -----
SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load..............   None      None        None
     Redemption Fee..................   None      None        None
     Administrative Exchange Fee.....      $5         $5         $5
     Trader's Fee (on the
        redemption or the exchange of
        shares held less than 14
        calendar days)...............   0.25%      0.25%      0.25%
     Account Closing Fee (does not
        apply to exchanges)..........     $10        $10        $10
ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)(1)
     Management Fees.................     75%      1.00%      0.98%
     12b-1 Fees......................   None      None        None
     Other Expenses..................    .29%       .73%       .21%
     Transfer Agency Fees............    .44%       .71%       .27%
     Accounting Services Fees........    .05%       .13%       .05%
Total Fund Operating Expenses........   1.53%      2.57%      1.51%

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be charged more.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES(1):

You would pay the following expenses on a $1,000 investment, assuming 5% annual return:

                                         GOLD         GLOBAL       WORLD
                                        SHARES       RESOURCES     GOLD
                                         FUND          FUND        FUND
                                       ---------     ---------   ---------
1 year...............................  $      26       $  36     $      25
3 years..............................         58          90            58
5 years..............................         94         146            92
10 years.............................        193         300           190

Included in these estimates is the account closing fee of $10 for each period. This is a flat charge that does not vary with the size of your investment. Accordingly, for investments larger than $1,000 your total expenses will be substantially lower in percentage terms than this illustration implies. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses and the Hypothetical Example are based on each Fund's historical expenses. Management fees, transfer agency fees, and accounting services fees are paid to U.S. Global Investors, Inc. (the "Advisor") and its wholly owned subsidiary. Please refer to the section entitled "Management of the Funds" for further information.

                              FINANCIAL HIGHLIGHTS
                             U.S. GOLD SHARES FUND

The following per share data and ratios for a share of beneficial interest outstanding throughout each of the five years ended June 30, 1996 have been audited by Price Waterhouse LLP, the Fund's Independent Accountants. The related financial statements and the report of Independent Accountants are included in the Fund's 1996 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the Annual Report to Shareholders and SAI which may be obtained without charge.

Selected data for a capital share outstanding throughout each year is as follows:

                                                                        YEAR ENDED JUNE 30,
                                       --------------------------------------------------------------------------------------
                                         1996       1995       1994       1993       1992       1991       1990       1989
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $    2.14       2.48       2.49       2.21       3.57       3.82       3.77       3.74
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  NET INVESTMENT INCOME(A)...........        .05        .06        .07        .04        .07        .10        .16        .20
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS(B)..........       (.30)      (.33)      (.02)       .29      (1.35)      (.25)       .08        .04
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.....       (.25)      (.27)       .05        .33      (1.28)      (.15)       .24        .24
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT
   INCOME............................       (.05)      (.06)      (.06)      (.04)      (.08)      (.10)      (.19)      (.21)
  DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME(C)..............         --       (.01)        --       (.01)        --         --         --         --
  DISTRIBUTIONS FROM NET REALIZED
   GAINS.............................         --         --         --         --         --         --         --         --
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DIVIDENDS AND DISTRIBUTIONS....       (.05)      (.07)      (.06)      (.05)      (.08)      (.10)      (.19)      (.21)
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD.......  $    1.84       2.14       2.48       2.49       2.21       3.57       3.82       3.77
                                       =========  =========  =========  =========  =========  =========  =========  =========
TOTAL INVESTMENT RETURN(D)...........     (11.73)%    (11.21)      1.85     16.70     (36.45)     (3.77)      5.51       7.03
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN
  THOUSANDS).........................  $ 153,839    211,171    263,827    299,808    187,937    343,148    295,108    239,111
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS.............................       1.54 (E)      1.42      1.46      1.88      1.54       1.54       1.46       1.54
RATIO OF NET INCOME TO AVERAGE NET
  ASSETS.............................       1.81 (E)      2.47      2.61      2.58      2.52       2.71       3.80       5.46
PORTFOLIO TURNOVER RATE..............      24.24%     32.75      29.40      19.93      24.69      48.94      13.13       7.49
AVERAGE COMMISSION RATE PAID(F)......  $  0.0523         NA         NA         NA         NA         NA         NA         NA


                                         1988       1987
                                       ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................       6.32       3.32
                                       ---------  ---------
  NET INVESTMENT INCOME(A)...........        .30        .33
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS(B)..........      (2.48)      3.02
                                       ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.....      (2.18)      3.35
                                       ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT
   INCOME............................       (.40)      (.35)
  DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME(C)..............         --         --
  DISTRIBUTIONS FROM NET REALIZED
   GAINS.............................         --         --
                                       ---------  ---------
TOTAL DIVIDENDS AND DISTRIBUTIONS....       (.40)      (.35)
                                       ---------  ---------
NET ASSET VALUE, END OF PERIOD.......       3.74       6.32
                                       =========  =========
TOTAL INVESTMENT RETURN(D)...........     (36.44)    105.96
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN
  THOUSANDS).........................    238,051    407,603
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS.............................       1.31       1.32
RATIO OF NET INCOME TO AVERAGE NET
  ASSETS.............................       5.10       6.45
PORTFOLIO TURNOVER RATE..............      18.05      23.75
AVERAGE COMMISSION RATE PAID(F)......         NA         NA


                                                                     (CONTINUED)

                                       4

                              FINANCIAL HIGHLIGHTS
                           U.S. GLOBAL RESOURCES FUND

The following per share data and ratios for a share of beneficial interest outstanding throughout each of the five years ended June 30, 1996 have been audited by Price Waterhouse LLP, the Fund's Independent Accountants. The related financial statements and the report of Independent Accountants are included in the Fund's 1996 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the Annual Report to Shareholders and SAI which may be obtained without charge.

Selected data for a capital share outstanding throughout each year is as follows:


                                                                        YEAR ENDED JUNE 30,
                                       --------------------------------------------------------------------------------------
                                         1996       1995       1994       1993       1992       1991       1990       1989
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $    5.76  $    5.74  $    6.10       5.78       5.76       6.31       7.07       7.67
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  NET INVESTMENT INCOME(A)...........       (.01)      (.03)      (.02)       .01        .00        .03        .12        .13
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS(B)..........       1.31        .36       (.18)       .35        .25       (.12)       .02       (.33)
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.....       1.30        .33       (.20)       .36        .25       (.09)       .14       (.20)
                                       =========  =========  =========  =========  =========  =========  =========  =========
LESS DIVIDENDS AND DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT
   INCOME............................         --         --         --       (.01)      (.07)      (.04)      (.50)        --
  DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME(C)..............       (.01)        --       (.01)      (.03)        --         --         --         --
  DISTRIBUTIONS FROM NET REALIZED
   GAINS.............................       (.07)        --       (.15)        --       (.16)      (.42)      (.40)      (.40)
  DISTRIBUTIONS IN EXCESS OF NET
   REALIZED GAIN(C)..................         --       (.31)        --         --         --         --         --         --
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DIVIDENDS AND DISTRIBUTIONS....       (.08)      (.31)      (.16)      (.04)      (.23)      (.46)      (.90)      (.40)
                                       =========  =========  =========  =========  =========  =========  =========  =========
NET ASSET VALUE, END OF PERIOD.......  $    6.98       5.76       5.74       6.10       5.78       5.76       6.31       7.07
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN(D)...........      22.80%      5.94      (3.73)      6.46       4.31      (1.26)      (.47)     (2.36)
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN
  THOUSANDS).........................  $  24,534     21,452     21,620     23,939     25,384     28,157     31,694     31,694
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS.............................       2.57 (E)      2.49      2.43      2.46      2.33       2.43       2.10       2.04
RATIO OF NET INCOME TO AVERAGE NET
  ASSETS.............................      (0.13  (E)     (0.60)      (.34)       .17       .61       .58      1.37      1.78
PORTFOLIO TURNOVER RATE..............     116.77%     50.24      57.74     119.69      55.07      81.80      70.22      21.31
AVERAGE COMMISSION RATE PAID(F)......  $  0.0306         NA         NA         NA         NA         NA         NA         NA


                                         1988       1987
                                       ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      11.00       5.29
                                       ---------  ---------
  NET INVESTMENT INCOME(A)...........        .14       (.19)
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS(B)..........      (2.77)      5.90
                                       ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.....      (2.63)      5.71
                                       =========  =========
LESS DIVIDENDS AND DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT
   INCOME............................         --         --
  DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME(C)..............         --         --
  DISTRIBUTIONS FROM NET REALIZED
   GAINS.............................       (.70)        --
  DISTRIBUTIONS IN EXCESS OF NET
   REALIZED GAIN(C)..................         --         --
                                       ---------  ---------
TOTAL DIVIDENDS AND DISTRIBUTIONS....       (.70)        --
                                       =========  =========
NET ASSET VALUE, END OF PERIOD.......       7.67      11.00
                                       ---------  ---------
TOTAL INVESTMENT RETURN(D)...........     (24.01)    107.55
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN
  THOUSANDS).........................     37,064     44,930
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS.............................       (.49)      2.90
RATIO OF NET INCOME TO AVERAGE NET
  ASSETS.............................       1.78      (1.64)
PORTFOLIO TURNOVER RATE..............      26.78       7.98
AVERAGE COMMISSION RATE PAID(F)......         NA         NA


                                                                     (CONTINUED)

                                       5

                              FINANCIAL HIGHLIGHTS
                              U.S. WORLD GOLD FUND

The following per share data and ratios for a share of beneficial interest outstanding throughout each of the five years ended June 30, 1996 have been audited by Price Waterhouse LLP, the Fund's Independent Accountants. The related financial statements and the report of Independent Accountants are included in the Fund's 1996 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the Annual Report to Shareholders and SAI which may be obtained without charge.

Selected data for a capital share outstanding throughout each year is as follows:


                                                                        YEAR ENDED JUNE 30,
                                       --------------------------------------------------------------------------------------
                                         1996       1995       1994       1993       1992       1991       1990       1989
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $   15.81      15.63      14.59       9.51      10.04      10.77      11.57      14.03
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  NET INVESTMENT INCOME(A)...........       (.08)      (.12)      (.09)      (.12)      (.13)      (.10)      (.04)       .02
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS(B)..........       5.39        .33       1.13       5.20       (.40)      (.63)      (.66)     (2.48)
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.....       5.31        .21       1.04       5.08       (.53)      (.73)      (.70)     (2.46)
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT
   INCOME............................         --         --         --         --         --         --       (.10)        --
  DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME(C)..............         --       (.03)        --         --         --         --         --         --
  DISTRIBUTIONS FROM NET REALIZED
   GAINS.............................         --         --         --         --         --         --         --      (2.30)
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DIVIDENDS AND DISTRIBUTIONS....         --       (.03)        --         --         --         --       (.10)        --
                                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD.......  $   21.12      15.81      15.63      14.59       9.51      10.04      10.77      11.57
                                       =========  =========  =========  =========  =========  =========  =========  =========
TOTAL INVESTMENT RETURN(D)...........      33.59%      1.36       7.13      53.58      (5.37)     (7.03)     (7.02)    (16.42)
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN
  THOUSANDS).........................  $ 248,781    181,473    202,819    109,805     57,942     65,423     72,626     85,119
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS.............................       1.51 (E)      1.55      1.53      2.00      2.20       2.22       1.95       2.00
RATIO OF NET INCOME TO AVERAGE NET
  ASSETS.............................       (.40  (E)      (.66)      0.66     (1.15)     (1.18)      (.95)      (.24)       .13
PORTFOLIO TURNOVER RATE..............      25.97%     28.02      19.65      26.05      47.28      44.46      25.52       0.02
AVERAGE COMMISSION RATE PAID(F)......  $  0.0202         NA         NA         NA         NA         NA         NA         NA


                                         1988       1987
                                       ---------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      20.47       9.61
                                       ---------  ---------
  NET INVESTMENT INCOME(A)...........        .00        .00
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS(B)..........      (4.14)     11.06
                                       ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.....      (4.14)     11.06
                                       ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
  DIVIDENDS FROM NET INVESTMENT
   INCOME............................         --         --
  DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME(C)..............         --         --
  DISTRIBUTIONS FROM NET REALIZED
   GAINS.............................       (.20)        --
                                       ---------  ---------
TOTAL DIVIDENDS AND DISTRIBUTIONS....      (2.30)      (.20)
                                       ---------  ---------
NET ASSET VALUE, END OF PERIOD.......      14.03      20.47
                                       =========  =========
TOTAL INVESTMENT RETURN(D)...........     (21.29)    116.80
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN
  THOUSANDS).........................    104,273    126,839
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS.............................       1.47       1.47
RATIO OF NET INCOME TO AVERAGE NET
  ASSETS.............................        .04       (.05)
PORTFOLIO TURNOVER RATE..............      39.20      43.66
AVERAGE COMMISSION RATE PAID(F)......         NA         NA

                                                   (FOOTNOTES ON FOLLOWING PAGE)

                                       6

(CONTINUED FROM PREVIOUS PAGE)

(a)  Net of expense reimbursements;

(b) Includes the effect of capital share transactions throughout the year;

(c) Distributions in excess of net investment income and net realized gains and tax returns of capital are presented in accordance with SOP 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies, which was first implemented by the Funds in fiscal 1993. Information for prior years has not been restated;

(d) Total return does not reflect the effect of account fees;

(e) Expense ratio is net of expense reimbursements or fee waivers by the Advisor. Had such reimbursements not been made, the expense ratio subject to the most restrictive state limitation would have been 1.58%, 2.58% and 1.53%, and the net investment income ratio would have been 1.76%, (0.14)% and (0.42)% for the Gold Shares, Global Resources and World Gold Funds, respectively;

(f) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This information was not required prior to 1996.

              U.S. GLOBAL INVESTMENT OBJECTIVES AND CONSIDERATIONS

U.S. Global Investors Funds (the "Trust") offers investors three natural resources funds: the U.S. Gold Shares Fund ("Gold Shares Fund"), U.S. Global Resources Fund ("Global Resources Fund") and U.S. World Gold Fund ("World
Gold Fund"). Each Fund has a principal objective of long-term growth of capital as well as protection against inflation and monetary instability. The Gold Shares Fund has a secondary objective of current income. The Gold Shares Fund invests a substantial portion of its assets in issuers located in the Republic of South Africa, and while the World Gold Fund may invest in South African issuers, typically it does not. The Gold Shares Fund and the World Gold Fund invest primarily in gold-related issuers; the Global Resources Fund may diversify its investments substantially among all natural resources.

U.S. GOLD SHARES FUND

The primary investment objective of the Gold Shares Fund is to seek long-term growth of capital as well as protection against inflation and monetary instability. Current income is a secondary objective.

The Gold Shares Fund concentrates its investments in common stocks of companies involved in exploration for, mining of, processing of, or dealing in gold with emphasis on stocks of foreign companies. Normally, at least 65% of the Gold Shares Fund's total net assets will be invested in securities of companies involved in gold operations. The Gold Shares Fund may also invest in the securities of issuers engaged in operations related to silver and other precious metals and may be subject to risks not present with other mutual funds. See "Special Risks."

The Advisor believes that, over the long term, the value of gold and other precious metals will increase and the value of securities of companies involved in gold operations will also increase.

The Gold Shares Fund may invest 10% of the value of its net assets in securities that are subject to legal or contractual restrictions on resale and may also invest in warrants. See "Special Risks."

U.S. GLOBAL RESOURCES FUND

The principal objective of the Global Resources Fund is to provide long-term growth of capital as well as protection against inflation and monetary instability. Current income is not a consideration.

The Global Resources Fund concentrates its investments in the equity securities of large capitalization companies primarily engaged in the exploration, mining, processing, fabrication and distribution of natural resources of any kind, including timber, hydrocarbons, minerals and metals such as platinum, uranium, strategic metals, gold, silver, diamonds, coal, oil and phosphates. Consistent with its investment objectives, the Global Resources Fund may diversify its investments substantially among all natural resources. The Global Resources Fund may invest in small issuers and may also invest up to 5% of its total net assets in warrants.

The Global Resources Fund may invest in issuers located in any part of the world. There is no limit on the Global Resources Fund's investment in the securities of foreign issuers. The Global Resources Fund is highly speculative. See "Special Risks."

U.S. WORLD GOLD FUND

The principal objective of the World Gold Fund is to provide long-term growth of capital as well as protection against inflation and monetary instability. Current income is not a consideration.

The World Gold Fund concentrates its investments in the equity securities of companies primarily engaged in the exploration, mining, processing, fabrication and distribution of gold or other metals, such as silver, platinum, uranium, strategic metals, and natural resources such as diamonds, coal, oil and phosphates.

The World Gold Fund seeks to achieve this investment objective by investing at least 25% of its total assets in the securities of companies principally engaged in natural resource operations. Under normal circumstances, at least 65% of its total net assets will be invested in the securities of companies involved in the exploration for, mining and processing of, or dealing in, gold.

The World Gold Fund may invest in issuers located in any part of the world. There is no limit on the World Gold Fund's investment in securities of foreign issuers. The World Gold Fund may also invest up to 5% of its total net assets in warrants. The World Gold Fund is highly speculative. The World Gold Fund may invest in small issuers. See "Special Risks."

                           COMMON INVESTMENT POLICIES

DEFENSIVE INVESTMENT STRATEGY

Each Fund can be temporarily invested, without limitation, other than its investment restrictions, in short-term money market instruments, if in the opinion of the Advisor, market conditions warrant.

ILLIQUID SECURITIES

Subject to any other investment restrictions, each Fund's investments in illiquid securities (which includes securities without readily available market quotations, repurchase agreements with maturities in excess of seven days, and restricted securities) is limited, in the aggregate, to 10% of total net assets.

PUT AND CALL OPTIONS

SELLING (OR WRITING) COVERED CALL OPTIONS. Each Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the strike price. If the price of the hedged security should fall or remain below the strike price, the Fund will not be called upon to deliver the security, and the Fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the option's strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. Each Fund may purchase call options on securities which each Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. Each Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

BUYING PUT OPTIONS. Each Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. Each Fund may also purchase put options on securities the Fund does not currently hold if the Fund anticipates that the price of such securities may decrease during the option period. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. Each Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. Each Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. Each Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transactions will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. Each Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX OPTIONS. Each Fund may purchase and sell call options and purchase put options on stock indices in order to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

LIMITATIONS. Each Fund may purchase and sell only call options that are listed on a securities exchange. Each Fund may also purchase put options that are listed and traded on securities exchanges or quoted on NASDAQ. Not more than 2% of each Fund's total net assets may be invested in premiums on put options, and not more than 25% of the Fund's total net assets may be subject to put options. A Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. A Fund will not write any call option if, immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 25% of the value of each Fund's total assets.

GOLD AND GOLD BULLION

The Gold Shares Fund and the World Gold Fund may invest up to 10% of each Fund's respective total net assets in gold or gold bullion.

                                 SPECIAL RISKS

GOLD AND SILVER SECURITIES

Investment in gold and silver securities presents risks because the price of gold and silver has fluctuated substantially over short periods of time.

Prices may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic and social conditions within an individual country, trade imbalances or trade or currency restrictions between countries. The price of gold and silver mining shares frequently fluctuates even more dramatically than the price of gold and silver. THE GOLD SHARES FUND HAS SIGNIFICANT INVESTMENTS IN SOUTH AFRICAN ISSUERS. THE UNSTABLE POLITICAL AND SOCIAL CONDITIONS IN SOUTH AFRICA AND THE UNSETTLED POLITICAL CONDITIONS PREVAILING IN NEIGHBORING COUNTRIES MAY HAVE DISRUPTIVE EFFECTS ON THE MARKET PRICES OF THE INVESTMENTS OF THE GOLD SHARES FUND AND MAY IMPAIR ITS ABILITY TO HOLD INVESTMENTS IN SOUTH AFRICAN ISSUERS.

GOLD AND GOLD BULLION

Because gold and gold bullion do not generate investment income, the return to the Gold Shares Fund or the World Gold Fund from such investments will be derived solely from the gains and losses realized by the Fund upon the sale of the gold and gold bullion. Each Fund may also incur storage and other costs relating to its investments in gold and gold bullion. Under certain circumstances, these costs may exceed the custodial and brokerage costs associated with investments in portfolio securities.

FOREIGN SECURITIES

Investment in foreign securities may involve risks not present in domestic investment. These include fluctuating exchange rates, the fact that foreign issuers may be subject to different, and in some cases, less comprehensive accounting, financial reporting and disclosure standards than are domestic issuers; the risk of adverse changes in foreign investment or exchange control regulations; expropriation or confiscatory taxation; political or financial instability; or other developments which can affect investments. All of the Funds may invest in the securities of foreign issuers that are listed on a domestic or foreign exchange, quoted on NASDAQ, or traded in the domestic or foreign over-the-counter market.

INVESTMENT IN SMALL ISSUERS

The Global Resources Fund and the World Gold Fund may invest in small companies for which it is difficult to obtain reliable information and financial data. The securities of these smaller companies may not be readily marketable, making it difficult to dispose of shares when it may otherwise be advisable. In addition, certain issuers in which a Fund may invest may face difficulties in obtaining the capital necessary to continue in operation and may become insolvent, which may result in a complete loss of the Fund's investment in such issuers.

RESTRICTED SECURITIES

Investment in restricted securities, that is, securities which are subject to legal or contractual restrictions on resale, may present certain risks due to the difficulty a Fund may have in disposing of such securities at a specified time. The disposition of these securities may be restricted under Federal securities laws, and, as a result, a Fund may either be unable to dispose of such investments or be forced to dispose of them at less than their fair value. A Fund may be subject to time delays and incur costs or losses as a result of having to hold the restricted securities in its portfolio for a longer period than intended.

BORROWING

As a fundamental policy, the Gold Shares Fund and World Gold Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) and the amount of such borrowings may not exceed 33 1/3% of a Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). In addition, as a matter of nonfundamental policy, the Gold Shares Fund and World Gold Fund will not purchase any security while borrowings represent more than 5% of its total assets outstanding. As a fundamental policy, the Global Resources Fund may borrow from a bank up to a limit of 5% of the total assets of the Fund as a temporary measure (for emergency purposes).

Such borrowings may be deemed desirable or appropriate to meet redemption requests or other temporary demands for cash. For example, rather than incurring the trading costs associated with liquidating portfolio securities to raise cash to pay for shareholder redemptions, the Fund may temporarily borrow cash and, if subsequent shareholder purchases do not provide the cash to cover the redemptions, liquidate portfolio securities in an orderly manner to repay the borrowed cash. To the extent that a Fund borrows money prior to selling securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, a Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will restrict liquid securities in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

REPURCHASE AGREEMENTS

Each Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, a Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

The Global Resources Fund and the World Gold Fund may invest up to 10% of their respective total net assets in repurchase agreements of more than seven days maturity.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- U.S. GOLD SHARES AND U.S. WORLD GOLD FUNDS

The U.S. Gold Shares Fund and the U.S. World Gold Fund are permitted to purchase and sell futures contracts and options on futures contracts. Currently, the Advisor does not intend to purchase or sell futures contracts or options on futures contracts on behalf of either Fund. Neither Fund will invest in such instruments without first amending the Fund's prospectus to provide shareholders with additional disclosure concerning these investment practices.

SPECIAL LIMITATIONS

The investment objective of each Fund may not be changed without the vote of a majority of that Fund's outstanding voting securities.

Each Fund may: (1) invest up to 5% of the value of the total assets of that Fund in securities of any one issuer (except such limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities); (2) not acquire more than 10% of the voting securities of any one issuer; (3) lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets; and (4) invest up to 5% of the total net assets in securities of companies (including predecessors) that have been in continuous operation for less than three years.

                             HOW TO PURCHASE SHARES

The minimum initial investment is $1,000 for regular accounts or $50 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) is $100, and the minimum subsequent investment pursuant to such a plan is $30 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates. Management may waive minimum initial or subsequent investment requirements for purchases made through qualifying broker-dealers or certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check or money order, made payable to the respective Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund as it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted; and, the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-US-FUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven (7) business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in U.S. Global Investors Funds by wiring funds. To do so, call 1-800-873-8637 for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLANT

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing U.S. Global Investors Funds to draw on your money market or bank account monthly for a minimum of $30 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Investors Funds without requiring a $1,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund or inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan any time by letter received by U.S. Global Investors Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. U.S. Global Investors Funds reserves the right to reject any application or investment. Orders received by the Funds' transfer agent or a sub-agent before 4:00 p.m. Eastern Time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. Orders to purchase shares of U.S. Gold Shares Fund will not be accepted after

3:00 p.m. Eastern Time. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20 and you will be responsible for any loss incurred by the Trust with respect to cancelling the purchase.

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Investors Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Funds' transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Funds through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

Each Fund is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Funds assess a $50 administrative fee if the taxpayer identification number is not provided by year end.

CERTIFICATES

When you open your account, U.S. Global Investors Funds will send you a confirmation statement, which will be your evidence that you have opened an account with U.S. Global Investors Funds. The confirmation statement is non-negotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. The Fund does not issue certificates.

                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any of the other funds in the U.S. Global Investors family of funds that are registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves a trade-off between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.

                 High Reward  China Region Opportunity Fund
                   High Risk  Regent Eastern European Fund
                              U.S. Gold Shares Fund
                              U.S. World Gold Fund
                              U.S. Global Resources Fund
                              Adrian Day Global Opportunity Fund
                              Bonnel Growth Fund
             Moderate Reward  U.S. Real Estate Fund
               Moderate Risk  U.S. All American Equity Fund
                              MegaTrends Fund
                              U.S. Income Fund
                              U.S. Tax Free Fund
                              United Services Near-Term Tax Free Fund
                  Low Reward  U.S. Government Securities Savings Fund
                    Low Risk  U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

BY TELEPHONE

You will automatically have the privilege to direct U.S. Global Investors Funds to exchange your shares by calling toll free 1-800-US-FUNDS (1-800-873-8637). Orders to exchange shares of U.S. Gold Shares Fund will not be accepted after 3:00 p.m. Eastern Time or at such earlier time in the day as the net asset value per share is determined. In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. Each Fund and/or its transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation and tape recording conversations). If either party does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct U.S. Global Investors Funds in writing to exchange your shares between identically registered accounts in the U.S. Global Investors family of funds. The request must be signed exactly as the name appears in the registration. (Before writing, read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) There is a $5 charge that is paid to United Shareholder Services, ("USSI" or the "Transfer Agent"), for each exchange transaction out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. The exchange fee is charged to cover administrative costs associated with handling these exchanges.

(2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will be delayed until proceeds from the redemption are invested. Separate Fund shares will be priced at their net asset value at the time of purchase. During the period after redemption and prior to purchase, you will not be invested in either the Fund or the Separate Fund. You will be notified immediately if the purchase of Separate Fund shares will be delayed.

(3) Shares may not be exchanged unless you have furnished U.S. Global Investors Funds with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

(4) Exchanges out of U.S. Global Investors Funds equity funds of shares held less than 14 days are subject to a trader's fee. (See "Traders's Fee Paid to the Fund.")

(5) The exchange privilege may be terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Redemption requests received in proper order by the Funds' transfer agent or a sub-agent before 4:00 p.m. Eastern Time, Monday through Friday exclusive of business holidays will receive the share price next computed after receipt of the request. Orders to purchase shares of U.S. Gold Shares Fund will not be accepted after 3:00 p.m. Eastern Time.

BY MAIL

A written request for redemption must be in "proper order," which requires delivery of the following to the Transfer Agent:

(1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

(2) signature guarantees when required; and

(3) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the transfer agent. (Before writing, read "Additional Information About Redemptions.")

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global Investors treasury money market fund ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See
"How to Exchange Shares" in the prospectus for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 for more information concerning telephone redemption and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to preestablished accounts upon telephone instructions. For further information call the Trust at 1-800-873-8637. Telephone redemptions are available for accounts with a balance of at least $50,000. To establish telephone redemption privileges, call 1-800-873-8637 for information. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions in excess of $15,000 require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed or if proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (i) include the statement "Signature(s) Guaranteed"; (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with guarantor; and (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wires will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received. A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders. No account closing fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO THE FUND

A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of a Fund held less than fourteen (14) days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds have reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to a Fund.

ACCOUNT CLOSING FEE

In order to reduce Fund expenses an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charge to the Fund by an equal amount. The purpose of the charge is to allocate to the redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to any involuntarily redeemed account.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during the month will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service for small investors, active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge. In order to reduce expenses of the Fund, the Trust may redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts, if, for any period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market fluctuation. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety
(90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include:

(1)  payroll deduction plans, including military allotments;

(2)  custodial accounts for minors;

(3)  a flexible, systematic withdrawal plan; and

(4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

Application forms and brochures describing these plans and services may be obtained from the Transfer Agent 1-800-US-FUNDS (1-800-873-8637).

There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company ("ST&FC"), a wholly owned subsidiary of the Advisor, acts as custodian. If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

SHAREHOLDER SERVICES

United Shareholder Services, Inc., a wholly owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-US-FUNDS for prompt service on any question about your account.

24-HOUR ACCOUNT INFORMATION

Shareholders can also access 24 hours a day current information on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.

                             HOW SHARES ARE VALUED

Shares of each Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. The net asset value per share of each Fund is calculated separately by United Shareholder Services, Inc. Net asset value per share is determined and orders become effective as of 4:00 p.m. Eastern Time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of each Fund by the total number of shares of that Fund outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (a market other than those in the United States or Canada), either on an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (a market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

Portfolio securities which are traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by Management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                              DIVIDENDS AND TAXES

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Funds. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares; or (3) all income dividend and capital gain distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Funds as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of a Fund may reflect undistributed income, capital gain or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these capital gain distributions are fully taxable.

Each Fund expects to distribute substantially all of its net investment income, if any, and any net realized capital gains at least once each year.

Mutual funds are potentially subject to a nondeductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net of capital losses. The Funds intend to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gain paid by each Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of a Fund. A portion of these dividends may qualify for the 70 percent dividends received deduction available to corporations. Distributions of net capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his shares.

Each January, each Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70 percent dividends received deduction available to corporations.

Each of the Funds may be subject to foreign withholding or other taxes. If more than 50 percent in value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "Foreign Election") that would permit shareholders to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign withholding taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign taxes withheld as a credit against their United States Federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, shareholders could, if to their advantage, treat the foreign taxes withheld as a deduction from gross income in computing taxable income rather than as a tax credit. Each Fund that qualifies will make the Foreign Election and will advise its shareholders annually of their share of the amount of foreign taxes paid by the Fund.

The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this prospectus. Therefore, shareholders should consult their tax advisers about the status of distributions from the Funds in their own states and localities.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

                                   THE TRUST

U.S. Global Investors Funds (the "Trust") is an open-end management investment company, consisting of numerous separate, diversified portfolios each of which has its own investment objectives and policies. The portfolios are designed to serve a wide range of investor needs.

The Trust was formed July 31, 1984, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company authorized to issue series of shares without par value, each series representing interests in a separate portfolio, or to divide the shares of any series into classes. Shares of numerous series have been authorized. The Board of Trustees of the Trust has the power to create additional series, or to divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement (the
"Master Trust Agreement"), no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trustees will be a self-perpetuating body and will continue their positions until they resign, die or are removed by a written instrument signed by at least two-thirds of the Trustees, by vote of shareholders holding not less than two-thirds of the shares then outstanding of the Trust cast at any meeting called for that purpose, or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, irrespective of the relative net asset value of the portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                            MANAGEMENT OF THE FUNDS

TRUSTEES

The business affairs of each Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated October 26, 1989, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes, Chief Executive Officer and Chairman of the Board of Directors of the Advisor, as well as President and a Trustee of the Trust, owns more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968.

The Advisor provides to the Trust, and to each of the portfolios within the Trust, management and investment advisory services. The Advisor furnishes an investment program for each of the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of each of the Funds. Victor Flores, Executive Vice President and Chief Investment Officer of the Advisor, is responsible for the day-to-day management of the Gold Shares and World Gold Funds' portfolios. Mr. Flores has been a portfolio manager since December 1989. Prior thereto he was an Investment Analyst for the Advisor. Ralph P. Aldis is the portfolio manager for the Global Resources Fund. He has been the Advisor's director of research from April 1989 to present and has been a portfolio manager since November 1991. Prior thereto Mr. Aldis was a research analyst for a consulting firm specializing in energy economics.

Investment decisions for the funds are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

Advisor investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisory Agreement with the Trust provides for each Fund to pay the Advisor a management fee based upon the average net assets of that Fund separately. The fee for managing each of the Gold Shares Fund, Global Resources Fund, and World Gold

Fund for the fiscal period ended June 30, 1996, was .75%, 1.00%, and .98%, respectively, of average net assets. The fee charged the Global Resources Fund and the World Gold Fund is higher than that charged by most other investment companies.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

The Transfer Agency Agreement with the Trust provides for each Fund to pay USSI an annual fee of $23.00 per account ( 1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, each Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth ( 1/12) of 12.5 basis points (.00125) of the value of the shares of the Funds held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees cover the usual transfer agency functions. In addition, the Funds bear certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal period ended June 30, 1996, the Gold Shares Fund, the Global Resources Fund and the World Gold Fund paid a total of $1,040,959, $156,329 and $635,901, respectively, for transfer agency, lock box and printing services.

The transfer agent performs bookkeeping and accounting services and determines the daily net asset value for the Fund for a fee based upon assets and subject to an annual minimum fee of $35,000.

Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to each Fund.

The Trust pays all other expenses for its operations and activities. Each Fund of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, a Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices as reported in various periodicals. Performance comparisons should not be considered as representative of the future performance of a Fund.

A Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Each Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

The standard total return results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as the $5 fee for exchanges.

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

                          U.S. GLOBAL INVESTORS FUNDS

                          SHARES OF THE FUNDS ARE SOLD
                               AT NET ASSET VALUE
                    WITHOUT SALES COMMISSIONS OR 12B-1 FEES


                             U.S. Gold Shares Fund
                           U.S. Global Resources Fund
                              U.S. World Gold Fund


                               INVESTMENT ADVISOR
                          U.S. Global Investors, Inc.
                              7900 Callaghan Road
                        Mailing Address: P.O. Box 781234
                         San Antonio, Texas 78278-1234

                                 TRANSFER AGENT
                       United Shareholder Services, Inc.
                                P.O. Box 781234
                         San Antonio, Texas 78278-1234

                                   CUSTODIAN
                             Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                                 LEGAL COUNSEL
                          Goodwin, Procter & Hoar LLP
                                 Exchange Place
                                Boston, MA 02109

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                         One Riverwalk Place, Suite 900
                            San Antonio, Texas 78205


                                  100% No Load


                       Be Sure to Retain This Prospectus.
                       It Contains Valuable Information.